LINE OF CREDIT – FINANCIAL INSTITUTION (Tables)	3 Months Ended
Mar. 31, 2023
Line Of Credit Financial Institution
SCHEDULE OF LINE OF CREDIT
	March 31, 2023	December 31, 2022
	(unaudited)	(audited)

Line of credit from a financial institution.	$1,700,000	$-

Total recorded as a current liability	$1,700,000	$-